Financial Instruments (Details 7) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S.$ interest [Member]
Disclosure of detailed information about hedged items [line items]
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	₪ (19)	₪ (22)
C$ [Member]
Disclosure of detailed information about hedged items [line items]
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	(4)	(8)
Euro Interest [Member]
Disclosure of detailed information about hedged items [line items]
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	(15)	(17)
NIS [Member]
Disclosure of detailed information about hedged items [line items]
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	₪ (1)	₪ (6)